Accrued Expenses	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses

Note 9—Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Accrued wages and employee benefits	$51,731	$36,828
Accrued operating expenses	20,035	26,082
Accrued royalties	7,203	12,729
Accrued freight	3,998	4,195
Accrued interest	1,027	1,064
Accrued non-income taxes	1,375	714
Total accrued expenses	$85,369	$81,612